Consolidated Statement of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
OPERATING
Net income (loss)	$ 94,357	$ (196,136)
Items not affecting cash
Restricted share expense	2,034	2,107
Write-off of deferred financing costs	11,726	0
Write-off of landfill development assets	0	0
Accretion of landfill closure and post-closure costs	5,240	5,071
Goodwill impairment	0	360,557
Amortization of intangibles	53,585	49,559
Amortization of capital assets	141,192	131,088
Amortization of landfill assets	79,341	76,419
Interest on long-term debt (amortization of deferred financing costs)	5,665	6,035
Net (gain) loss on sale of capital assets	(592)	(3,412)
Net (gain) loss on financial instruments	1,725	(4,984)
Deferred income taxes	17,841	2,315
Net loss from equity accounted investee	41	96
Landfill closure and post-closure expenditures	(6,737)	(4,345)
Changes in non-cash working capital items	(68,657)	(28,664)
Cash generated from operating activities	336,761	395,706
INVESTING
Acquisitions	(282,313)	(139,857)
Restricted cash deposits	(24)	(18)
Restricted cash withdrawals	0	0
Investment in other receivables	(148)	0
Proceeds from other receivables	440	474
Funded landfill post-closure costs	(404)	(381)
Purchase of capital assets	(180,322)	(112,348)
Purchase of landfill assets	(66,556)	(58,665)
Proceeds from the sale of capital assets	2,761	5,925
Proceeds from asset divestitures	0	0
Investment in landfill development assets	(3,968)	(6,428)
Cash utilized in investing activities	(530,534)	(311,298)
FINANCING
Payment of deferred financing costs	(17,315)	(4,811)
Proceeds from long-term debt	1,924,480	380,347
Repayment of long-term debt	(1,568,323)	(318,086)
Common shares issued, net of issue costs	0	0
Proceeds from the exercise of stock options	403	2,385
Repurchase of common shares	(65,633)	(79,326)
Purchase of restricted shares	(541)	(4,226)
Dividends paid to share and participating preferred share holders	(63,478)	(61,078)
Cash (utilized in) generated from financing activities	209,593	(84,795)
Effect of foreign currency translation on cash and cash equivalents	(23)	1,124
NET CASH INFLOW (OUTFLOW)	15,797	737
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	14,143	13,406
CASH AND CASH EQUIVALENTS, END OF YEAR	29,940	14,143
Cash and cash equivalents are comprised of:
Cash	28,929	14,142
Cash equivalents	1,011	1
Total cash and cash equivalents	29,940	14,143
Cash paid during the year for:
Income taxes	53,531	49,509
Interest	$ 57,109	$ 59,289